CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2022	2021
Cash	$5,895,565	$595,014
Restricted cash – current	-	1,000,000
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and Restricted cash	$7,395,565	$3,095,014